Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 1,880	$ 1,545	$ 1,426
Other comprehensive (loss) income, net of tax:
Net unrealized (loss) gain on translation of net investment in foreign operations	(681)	(134)	88
Net unrealized (loss) gain on cash flow hedges	(103)	(39)	75
Reclassification of net loss (gain) on cash flow hedges to net income	10	(15)	(18)
Reclassification of net loss on pensions to net income	3	7	11
Pension and post-retirement benefits	(72)	44	(72)
Net unrealized loss on available-for-sale investments		(5)	(4)
Other comprehensive (loss) income	(843)	(142)	80
Comprehensive income	1,037	1,403	1,506
Comprehensive loss attributable to non-controlling interests	2	17	5
Comprehensive income attributable to Magna International Inc.	$ 1,039	$ 1,420	$ 1,511